Actagene Merger - Additional Information (Detail) (Actagene Merger)	0 Months Ended
May 20, 2013
Actagene Merger
Business Acquisition [Line Items]
Common Stock in exchange for the cancellation of all of the outstanding shares of Actagene	1,583,336
Percentage of voting power in each entity	60.00%